Summary of significant accounting policies - Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash Held In Accounts Managed By Online Payment Platforms	¥ 2,212,704	¥ 1,266,695